Accounts Payable and Accrued Liabilities	3 Months Ended
Mar. 31, 2023
Accounts Payable And Accrued Liabilities [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
11.	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

The Company’s accounts payable and accrued liabilities are comprised of the following:

	March 31, 2023	December 31, 2022
	($)	($)
Accounts payable (Note 12)	110,976	138,276
Due to related parties (Note 12 and Note 14)	121,235	304,623
Accrued liabilities (Note 12)	27,905	79,113
	260,116	522,012